Provisions for Contingent Loans Credit Risk - Schedule of Provisions for Credit Risk for Contingent Loans (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provisions for Credit Risk for Contingent Loans [Line Items]
Beginning Balance	$ 89,640	$ 143,489
Provisions established
Provisions used
Provisions released	(4,200)	(53,875)
Foreign exchange adjustments	2,045	26
Ending Balance	87,485	89,640
Provisions for credit risk for contingent loans [Member]
Schedule of Provisions for Credit Risk for Contingent Loans [Line Items]
Beginning Balance	89,640	143,489
Provisions established
Provisions used
Provisions released	(4,200)	(53,875)
Foreign exchange adjustments	2,045	26
Ending Balance	$ 87,485	$ 89,640